Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-38857
Entity Registrant Name	Bit Origin Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	160 Robinson Road
Entity Address, Address Line Two	12F, SBF Center
Entity Address, Country	SG
Entity Address, Postal Zip Code	068914
Title of 12(g) Security	Class A Ordinary Shares, par value $0.000001 per share
Trading Symbol	BTOG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	58,211,111
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001735556
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	HTL International, LLC	WWC, P.C.
Auditor Firm ID	7000	1171
Auditor Location	Houston, Texas	San Mateo, California
Business Contact
Document Information
Entity Address, Address Line One	160 Robinson Road
Entity Address, Address Line Two	12F, SBF Center
Entity Address, Country	SG
Entity Address, Postal Zip Code	068914
Contact Personnel Name	Jinghai Jiang
City Area Code	347
Contact Personnel Email Address	jiang.jh@bitorigin.io
Local Phone Number	556-4747